Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating losses	$ 17.7	$ 13.0
Excess of tax basis over book basis of property, plant and equipment	45.0	53.6
Other	17.9	16.0
Deferred tax asset	80.6	82.6
Less: Valuation allowance	(77.1)	(81.9)
Net deferred tax assets	3.5	0.7
Deferred tax liabilities
Deferred tax liabilities	(0.7)	0.0
Net deferred tax asset	$ 2.8	$ 0.7